Acquisitions and Sales of Oil and Gas Property Interests (Spanish Trail) (Details) (Spanish Trail Acquisition [Member], USD $)	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended
	Sep. 10, 2013	Jul. 31, 2011	Sep. 10, 2013 Term loan [Member]	Sep. 10, 2013 ACTOIL, LLC [Member]	Jul. 31, 2011 ACTOIL, LLC [Member]	Sep. 10, 2013 IPO [Member]	Sep. 10, 2013 Predecessor [Member] well acre	Dec. 31, 2013 Predecessor [Member]	Sep. 10, 2013 Predecessor [Member] Term loan [Member]	Sep. 10, 2013 Predecessor [Member] IPO [Member]
Business Acquisition [Line Items]
Increase in working interest, gross acres							5,400
Increase in working interest, producing wells							70
Net profits interest (percent)		25.00%			25.00%
Term loan, face amount			$ 70,000,000						$ 70,000,000
Net purchase price	155,000,000			121,000,000		120,521,000	155,000,000			120,521,000
25% NPI Sale to ACTOIL	(30,131,000)						(30,131,000)
Oil and natural gas properties acquired	90,390,000						90,390,000
Asset retirement obligation assumed	296,000						296,000
Total net assets acquired	90,686,000						90,686,000
Revenue of acquiree since acquisition closing date								6,900,000
Earnings of acquiree since acquisition closing date								$ 5,500,000